Selected Quarterly Financial Data - Unaudited	12 Months Ended
Dec. 31, 2018
Selected Quarterly Financial Information [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2018 Quarters				2017 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$15,242	$16,705	$16,510	$18,044	$13,815	$15,280	$15,062	$15,680
Gross margin	3,962	4,283	3,974	4,297	3,679	4,116	3,956	3,885
Net income attributable to common shareowners	1,297	2,048	1,238	686	1,386	1,439	1,330	397
Earnings per share of Common Stock:
Basic - net income	$1.64	$2.59	$1.56	$0.83	$1.75	$1.83	$1.69	$0.50
Diluted - net income	$1.62	$2.56	$1.54	$0.83	$1.73	$1.80	$1.67	$0.50